ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (89,242)	$ 142,912	$ (31,826)
Share-based compensation	773	567	1,281
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(5,369)	(16,045)	2,224
Accrued expenses and other current liabilities	2,030	(6,762)	(466)
Amount due to subsidiaries	(15,023)	12,803
Amount due from subsidiaries	1,813	(4,873)	(953)
Net cash provided by (used in) operating activities	(103,610)	(28,036)	(42,629)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	1,334	4,826	624
Net cash provided by financing activities.	11,130	2,141	16,823
Net increase (decrease) in cash	30,587	19,523	7,785
Cash and cash equivalents, at beginning of year	86,960	67,437	59,652
Cash and cash equivalents, at end of year	117,547	86,960	67,437
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(65,625)	149,647	(25,695)
Investment loss (income) in subsidiaries	63,809	(151,717)	23,875
Share-based compensation	773	598	1,359
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(2,456)	(813)	(221)
Accrued expenses and other current liabilities	(47)	169	(308)
Amount due to subsidiaries	483	(3,135)	(517)
Amount due from subsidiaries	1,536	(1,272)	2,898
Net cash provided by (used in) operating activities	(1,527)	(6,523)	1,391
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	1,334	4,826	624
Net cash provided by financing activities.	1,334	4,826	624
Net increase (decrease) in cash	(193)	(1,697)	2,015
Cash and cash equivalents, at beginning of year	332	2,029	14
Cash and cash equivalents, at end of year	$ 139	$ 332	$ 2,029